Risks and Concentration - Schedules of Customers with Greater than 10% of Accounts Receivables (Detail) - Accounts Receivable - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Customer A
Concentration Risk [Line Items]
Concentration risk percentage	24.00%	14.00%
Customer B
Concentration Risk [Line Items]
Concentration risk percentage	23.00%	31.00%